Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 125,379	¥ 896,171	¥ 888,484
Less: Accumulated depreciation	(50,547)	(361,298)	(343,144)
Total property, plant and equipment, net	74,832	534,873	545,340
Buildings
Property, plant and equipment, net
Property, plant and equipment	84,154	601,510	600,733
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,080	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	28,470	203,496	196,123
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,726	19,486	19,246
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	7,654	54,705	53,631
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 295	¥ 2,110	¥ 3,887